Prepayment and Other Current Assets (Detail) - USD ($) $ in Thousands		Sep. 30, 2018	Sep. 30, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses		$ 6,812	$ 4,217
Advance to suppliers	[1]	4,468	2,020
Staff advances	[2]	1,073	1,015
Funds receivable	[3]	1,750	628
Interest receivable		1,380	526
Deposits		593	1,242
Others		978	791
Prepayment and other current assets, net		$ 17,054	$ 10,439

[1]	Advance to suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss becomes probable. To date, the Group has not experienced any loss of advances to suppliers.
[2]	Staff advances were provided to staff for travelling and business related use which were subsequently expensed when incurred.
[3]	Funds receivable arise due to the time taken to clear customers' payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These course fees are treated as a receivable until the cash is received.